Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Common shares issued and outstanding
Estre Ambiental, Inc.
Shareholder	Number of shares	Ownership Interest
Ordinary Shares
BTG Pactual G7 Holding S.A (*)	20,259,638	44.4%
Avenue Boulevard Co-Investment Vehicle, LLC	10,440,000	22.9%
CYGNUS ASSET HOLDING LTD	2,709,756	5.9%
LYRA ASSET HOLDING LTD	2,505,169	5.5%
Other	9,722,169	21.3%
	45,636,732	100.0%
Class B Shares
Former Boulevard SPAC Holders	5,550,000	100.0%

(*)
Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participações Multiestratégia, Banco BTG Pactual S.A., Fundo de Investimento em Participações Turquesa —Multiestratégia Investimento no Exterior, Iron Fundo de Investimento em Participações —Multiestratégia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.

Options price and significant assumptions
The options were priced based on the “Black & Scholes” model and the significant assumptions included in the model in 2015 were:

Details	Plan 1	Plan 2	Plan 3

Start date (first grant)	10/28/2015	10/28/2015	10/28/2015

Number of options - TBO (thousands)	2,486	432	649
Exercise value - R$	0.9250	0.9250	0.9250
Expected volatility	24.03%	24.03%	24.03%
Future risk-free rate - p.a.	14.48%	14.48%	14.48%
Estimated maturity term (weighted average in years)	0.6778	1.1287	1.9176
Fair value of option - R$	11.58	11.63	11.72

Changes in stock option plan
Changes in the stock option plan are detailed below:

Options

December 31, 2015	3,567
Granted	-
Expired	-
Exercised	(2,996)
December 31, 2016	571
Granted	-
Expired	(70)
Exercised	(357)
December 31, 2017	144

Compensation expense be recognized in future service period	Compensation expense to be recognized for future service period is as follows:
Amount
Year
2018	26,461
2019	15,221
2020	8,175
2021	3,448
Total	53,305